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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

			PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund			as of May 31, 2007 (Unaudited)
Shares			Value

COMMON STOCK: 100.5%

		Chemicals: 6.4%
30,650		Air Products & Chemicals, Inc.	$2,390,394
8,050		Ashland, Inc.	485,576
132,500		Dow Chemical Co.	6,012,850
11,500		Eastman Chemical Co.	760,840
24,850		Ecolab, Inc.	1,072,278
127,600		EI DuPont de Nemours & Co.	6,676,032
17,150	@	Hercules, Inc.	322,935
10,850		International Flavors & Fragrances, Inc.	556,931
75,250		Monsanto Co.	4,635,400
22,900		PPG Industries, Inc.	1,744,751
40,250		Praxair, Inc.	2,740,623
19,700		Rohm & Haas Co.	1,044,297
18,500		Sigma-Aldrich Corp.	800,680
			29,243,587
		Coal: 2.1%
38,800		Arch Coal, Inc.	1,566,744
85,450		Consol Energy, Inc.	4,152,016
69,300		Peabody Energy Corp.	3,744,972
			9,463,732
		Electric: 0.2%
23,400	@	Mirant Corp.	1,085,760
			1,085,760
		Energy - Alternate Sources: 0.1%
42,500	@	Evergreen Energy, Inc.	293,675
			293,675
		Engineering & Construction: 0.8%
1,008,600	@, @@	Boart Longyear Group	1,829,020
24,400	@	McDermott International, Inc.	1,903,200
			3,732,220
		Forest Products & Paper: 1.5%
63,400		International Paper Co.	2,483,378
25,650		MeadWestvaco Corp.	897,750
14,950		Temple-Inland, Inc.	941,850
29,250		Weyerhaeuser Co.	2,397,330
			6,720,308
		Iron/Steel: 2.0%
13,950		Allegheny Technologies, Inc.	1,612,481
11,800	@@	Arcelor Mittal	707,882
10,500		Cleveland-Cliffs, Inc.	927,045
52,000		Nucor Corp.	3,512,080
22,300		United States Steel Corp.	2,523,468
			9,282,956
		Metal Fabricate/Hardware: 0.1%
9,000	@, @@, #	TMK OAO GDR	328,500
			328,500
		Mining: 8.4%
17,300	@@	Aber Diamond Corp.	731,790
15,000	@@	Agnico-Eagle Mines Ltd.	544,650
22,500	@@	Alcan, Inc.	1,952,100
120,150		Alcoa, Inc.	4,959,792
25,300	@, @@	Banro Corp.	261,602
27,300	@@	Barrick Gold Corp.	795,249
26,400	@@	Cameco Corp.	1,368,130
24,800	@@	Cia Vale do Rio Doce ADR	1,127,160
209,800	@, @@	Eldorado Gold Corp.	1,198,465
126,000	@, @@	European Goldfields Limited	597,251
8,800	@@	First Quantum Minerals Ltd.	704,675
24,800	@, @@	FNX Mining Co., Inc.	808,040
82,703		Freeport-McMoRan Copper & Gold, Inc.	6,508,726
27,100	@@	GoldCorp, Inc.	652,839
58,900	@, @@	Great Basin Gold Ltd.	145,928
47,100	@, @@	Kinross Gold Corp.	628,314
656,567	@, @@	Lihir Gold Ltd.	1,736,069
101,800	@, @@	Mag Silver Corp.	985,069
35,500	@, @@	Major Drilling Group International	1,227,365
1,432,200	@, @@	Merafe Resources Ltd.	369,356
24,100	@	Meridian Gold, Inc.	618,165
62,300		Newmont Mining Corp.	2,534,364
116,400	@, @@	Paladin Resources Ltd.	844,488
50,800	@, @@, #	Polymetal GDR	299,720
24,600	@@	Randgold Resources Ltd. ADR	576,624
5,300	@@	Rio Tinto PLC ADR	1,552,635
182,900	@, @@	Shore Gold, Inc.	803,693
321,143	@@	Solid Resources Ltd.	300,246
24,000	@, @@	SXR Uranium One, Inc.	374,046
23,900	@@	Teck Cominco Ltd.	1,009,536
13,000		Vulcan Materials Co.	1,555,970

			PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund			as of May 31, 2007 (Unaudited) (continued)
Shares			Value

		Mining (continued)
46,400	@@	Yamana Gold, Inc.	$624,080
			38,396,137
		Oil & Gas: 63.2%
63,300	@	American Oil & Gas, Inc.	325,995
108,250		Anadarko Petroleum Corp.	5,374,613
77,000		Apache Corp.	6,217,750
87,600		Cabot Oil & Gas Corp.	3,416,400
244,200	@, I	Cano Petroleum, Inc.	1,245,420
116,900		Chesapeake Energy Corp.	4,075,134
449,950		Chevron Corp.	36,666,426
446,800		ConocoPhillips	34,595,716
37,300	@	Delta Petroleum Corp.	732,572
26,900	@	Denbury Resources, Inc.	975,394
97,600		Devon Energy Corp.	7,493,728
84,200	@, @@	Energy XXI Acquisition Corp. Bermuda Ltd.	437,840
45,300		ENSCO International, Inc.	2,743,821
77,850		EOG Resources, Inc.	5,986,665
102,500	@	EXCO Resources, Inc.	1,852,175
803,350		ExxonMobil Corp.	66,814,620
12,500		GlobalSantaFe Corp.	853,750
147,350		Hess Corp.	8,726,067
24,600	@, @@	InterOil Corp.	904,050
175,900	@	Kodiak Oil & Gas Corp.	1,090,580
102,400		Marathon Oil Corp.	12,678,144
57,000		Murphy Oil Corp.	3,363,000
89,200	@, @@	Nabors Industries Ltd.	3,116,648
35,800	@	Newfield Exploration Co.	1,719,832
41,100		Noble Corp.	3,797,229
265,150		Occidental Petroleum Corp.	14,575,296
90,100	@	Parallel Petroleum Corp.	2,077,706
40,700	@, I	PetroHawk Energy Corp.	663,410
26,375	@@	Petroleo Brasileiro SA ADR	2,852,720
71,200	@	Petroquest Energy, Inc.	1,008,192
68,900	@	Plains Exploration & Production Co.	3,646,188
31,400	@	Quicksilver Resources, Inc.	1,396,986
25,000		Range Resources Corp.	968,500
54,800		Rowan Cos., Inc.	2,163,504
36,570	@@	Royal Dutch Shell PLC ADR	2,717,151
60,400	@	Southwestern Energy Co.	2,875,040
55,800		Sunoco, Inc.	4,447,818
23,900	@	Todco	1,182,094
26,400	@@	Total SA ADR	1,991,880
70,550	@	Transocean, Inc.	6,930,832
28,600	@, @@, I	Triangle Petroleum Corp.	58,630
14,800	@	Unit Corp.	911,828
185,650		Valero Energy Corp.	13,853,203
149,750		XTO Energy, Inc.	8,686,998
			288,211,545
		Oil & Gas Services: 12.5%
78,600	@	Allis-Chalmers Energy, Inc.	1,587,720
73,700		Baker Hughes, Inc.	6,078,776
88,600		BJ Services Co.	2,598,638
11,200	@	Cameron International Corp.	794,080
49,500	@	Geokinetics, Inc.	1,388,475
22,100	@	Grant Prideco, Inc.	1,255,059
218,750		Halliburton Co.	7,864,063
34,699	@	Hercules Offshore, Inc.	1,212,036
68,300	@	Key Energy Services, Inc.	1,266,965
50,450	@	National Oilwell Varco, Inc.	4,765,003
127,400	@	Particle Drilling Technologies, Inc.	336,336
241,250		Schlumberger Ltd.	18,786,138
35,750		Smith International, Inc.	1,984,483
17,500	@	Superior Energy Services	702,800
120,500	@	Weatherford International Ltd.	6,547,970
			57,168,542
		Packaging & Containers: 0.6%
14,550		Ball Corp.	805,488
15,450		Bemis Co.	519,584
18,700	@	Pactiv Corp.	635,239
22,350		Sealed Air Corp.	721,905
			2,682,216
		Pipelines: 2.6%
207,900		El Paso Corp.	3,542,616
113,557		Spectra Energy Corp.	3,024,023
13,900		Targa Resources Partners LP	462,175
154,200		Williams Cos., Inc.	4,897,392
			11,926,206
		Total Common Stock
		(Cost $382,898,869)	458,535,384

WARRANTS: 0.0%

		Mining: 0.0%
29,500	@, @@	Great Basin Gold Ltd.	19,582

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2007 (Unaudited) (continued)

Shares				Value

		Mining (continued)
		Total Warrants
		(Cost $9,788)		$19,582

Notional Amount				Value

POSITIONS IN PURCHASED OPTIONS:0.7%

150,700		Put Option OTC - JPMorgan Basic Industries Select Sector Index Strike 363.25, exp 06/15/07		$9,042
406,600		Put Option OTC - JPMorgan Energy Select Sector Index Strike 538.32, exp 06/15/07		4,066
72,300		Put Option OTC - JPMorgan Basic Industries Select Sector Index Strike 394.40, exp 09/21/07		564,663
176,800		Put Option OTC - JPMorgan Energy Select Sector Index Strike 644.77, exp 09/21/07		2,646,696

		Total Purchased Options
		(Cost $10,477,567)		3,224,467

		Total Long-Term Investments
		(Cost $393,386,224)		461,779,433

Principal Amount				Value

SHORT-TERM INVESTMENTS: 1.0%

		Repurchase Agreement: 1.0%
$4,577,000	Z	Goldman Sachs Repurchase Agreement dated 05/31/07, 5.290%, due 06/01/07, $4,577,673 to be received upon repurchase (Collateralized by $3,670,000 U.S. Treasury, 7.625%, Market Value plus accrued interest $4,669,617, due 11/15/22)		4,577,000

		Total Short-Term Investments
		(Cost $4,577,000)		4,577,000

		Total Investments in Securities
		(Cost $397,963,224)*	102.2%	$466,356,433
		Other Assets and Liabilities - Net	(2.2)	(10,056,410)
		Net Assets	100.0%	$456,300,023

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	Z	Indicates Zero Coupon Bond; coupon shown reflects effective yield on the date of purchase

	*	Cost for federal income tax purposes is $398,384,318.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$76,767,023
		Gross Unrealized Depreciation		(8,794,908)
		Net Unrealized Appreciation		$67,972,115

At May 31, 2007 the following forward currency contracts were outstanding for the ING Risk Managed Natural Resources Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
Australia Dollars
AUD 1,600,000	Sell	6/22/07	1,275,520	1,324,113	$(48,593)
Canada Dollars
CAD 11,500,000	Sell	6/22/07	9,871,245	10,759,357	(888,112)
British Pound Sterling GBP 350,000	Sell	6/22/07	684,670	692,921	(8,251)
South Africa Rand ZAR 5,400,000	Sell	6/22/07	722,408	756,508	(34,100)
					$(979,056)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 30, 2007